OTHER NON-FINANCIAL ASSETS - Schedule of movement of contracts assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract Assets [Roll Forward]
Initial balance	$ 65,566	$ 72,359	$ 48,566
Activation	243,722	233,572	242,717
Cumulative translation adjustment	2,253	(6,177)	2,033
Amortization	(233,017)	(234,188)	(220,957)
Final balance	$ 78,524	$ 65,566	$ 72,359